Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($) Segments	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Accounting Policies [Line Items]
Description for entity ownership in consolidated entities whenless that half voting power	The Bank may consolidate an entity when it owns less than 50% of the voting rights when it has one or more other attributes of power
Allowances for credit losses	$ 5,487	$ 5,728	$ 7,817
Number of operating segments | Segments	4
Purchased loans [member]
Accounting Policies [Line Items]
Allowances for credit losses	$ 0
Top of range [member]
Accounting Policies [Line Items]
Cash and deposits with financial institutions maturity period	3 months
Hedge instrument average rate	125.00%
Top of range [member] | Computer software [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	10 years
Top of range [member] | Other intangible assets [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	20 years
Bottom of range [member]
Accounting Policies [Line Items]
Hedge instrument average rate	80.00%
Bottom of range [member] | Computer software [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	5 years
Bottom of range [member] | Other intangible assets [member]
Accounting Policies [Line Items]
Useful lives of intangible assets other than goodwill	5 years
Buildings [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	40 years
Building fittings [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	15 years
Equipment [member] | Top of range [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	10 years
Equipment [member] | Bottom of range [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Leasehold improvements [member]
Accounting Policies [Line Items]
Estimated useful lives of assets	lease term determined by the Bank